                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended  December 31, 2011

Check here if Amendment [X]; Amendment Number:     1
                                                ---------

  This Amendment (Check only one.):       [X] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Marcato Capital Management LLC
                  --------------------------------------
Address:          235 Pine Street, Suite 1650
                  --------------------------------------
                  San Francisco, CA 94104
                  --------------------------------------


Form 13F File Number:     028-14851
                       -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard T. McGuire III
                  --------------------------------------
Title:            Managing Member
                  --------------------------------------
Phone:            415-796-6350
                  --------------------------------------

Signature, Place, and Date of Signing:

/s/ Richard T. McGuire III       San Francisco, CA           March 7, 2012
---------------------------  -------------------------  -----------------------
      [Signature]                  [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0
                                            ----------------------------

Form 13F Information Table Entry Total:      11
                                            ----------------------------

Form 13F Information Table Value Total:      $272,362 (in thousands)
                                            ----------------------------


Confidential treatment has been requested for information relating to a certain holding reported by this Institutional Investment Manager pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, as amended, and this information has been filed separately with the Commission.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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                                            FORM 13F INFORMATION TABLE

       COLUMN                COLUMN     COLUMN     COLUMN            COLUMN              COLUMN      COLUMN           COLUMN
          1                     2          3         4                 5                   6           7                8
-----------------------     --------   --------   --------   ------------------------  ---------    --------    --------------------
                               TITLE                VALUE     SHRS OR     SH/    PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
 NAME OF ISSUER             OF CLASS     CUSIP   (x$1,000)    PRN AMT     PRN    CALL  DISCRETION   MANAGERS    SOLE    SHARED  NONE
 --------------             --------  ---------   ---------  ---------   -----   ----  ----------   --------    ----    ------  ----
Alexander & Baldwin Inc         COM   014482103   22,528       551,881    SH             Sole        N/A        551,881

Brookfield Residential Pptys    COM   11283W104   16,042     2,052,535    SH             Sole        N/A      2,052,535

CoreLogic Inc                   COM   21871D103   16,683     1,290,251    SH             Sole        N/A      1,290,251

DineEquity Inc                  COM   254423106   28,629       678,260    SH             Sole        N/A        678,260

GenCorp Inc                     COM   368682100   30,226     5,681,571    SH             Sole        N/A      5,681,571

Intralinks Hldgs Inc            COM   46118H104   16,259     2,605,680    SH             Sole        N/A      2,605,680

Legg Mason Inc                  COM   524901105   21,526       895,065    SH             Sole        N/A        895,065

Lowes Cos Inc                   COM   548661107   12,585       495,872    SH             Sole        N/A        495,872

Barnes & Noble Inc              COM   067774109   24,616     1,700,000    SH    Put      Sole        N/A      1,700,000

iShares TR             RUSSELL 2000   464287655   61,950       840,000    SH    Call     Sole        N/A        840,000

Barclays BK PLC    IPTH S&P VIX NEW   06740C261   21,318       600,000    SH    Call     Sole        N/A        600,000




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